Offerings - Offering: 1	Aug. 20, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	88.505
Maximum Aggregate Offering Price	$ 88,505,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,222.55
Offering Note
a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional shares of Common Stock, par value $0.0001 per share (“Common Stock”), of Anterix Inc. that may from time to time be offered or issued under the Anterix Inc. 2023 Stock Plan (as amended, the “Plan”) to prevent dilution resulting from stock splits, stock dividends or similar transactions.

b. This Registration Statement covers the registration of 1,000,000 shares of Common Stock in addition to shares previously registered under Registration Statements Nos. 333-281574, 333-273981, 333-201699, 333-209543, 333-215934, 333-222890, 333-229565, 333-236251, and 333-257115 on Form S-8. See Explanatory Note.

c. The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of Common Stock as reported on the Nasdaq on August 18, 2026.